Segments information	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Segments information

Note 16 – Segments information

The Company conducts business as a single operating segment which is based upon the Company’s organizational and management structure, as well as information used by the CODM, the CEO of the Company, to allocate resources and perform assessment. The key measure of segment profitability that the CODM uses to allocate resources and assess performance is unaudited condensed consolidated net income. The following table presents the significant revenue and expense categories of the Company’s single operating segment:

The following table presents the significant revenue, cost of revenue and expense categories of the Company’s single operating segment:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Sewage treatment systems	$6,762,644	$12,066,255
Sewage treatment services and others	556,579	620,453
Total revenues	7,319,223	12,686,708

Sewage treatment systems	4,088,886	7,869,468
Sewage treatment services and others	308,864	315,405
Total cost of revenues	4,397,750	8,184,873

Total gross profit	2,921,473	4,501,835

Less:
Selling expense	102,096	25,725
Depreciation and amortization expense	146,837	184,081
Salary expense	494,051	427,603
Rent	78,706	73,180
Professional fee	341,731	464,931
Other general and administrative expense	130,035	211,686
Research and development expense	31,918	34,706
Share-based compensation	2,145,000	454,250
Provision for credit loss, net	588,484	795,757
Other (income) expense, net	43,542	(11,096)
(Loss) income before income taxes	1,093,843	1,818,820
Income taxes expenses	214,668	401,401
Net (loss) income	$(1,308,511)	$1,417,419

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Segments information

Note 17 – Segments information

The Company conducts business as a single operating segment which is based upon the Company’s organizational and management structure, as well as information used by the CODM, the CEO of the Company, to allocate resources and perform assessment. The key measure of segment profitability that the CODM uses to allocate resources and assess performance is consolidated net income. The following table presents the significant revenue and expense categories of the Company’s single operating segment:

The following table presents the significant revenue, cost of revenue and expense categories of the Company’s single operating segment:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Sewage treatment systems	$28,417,150	$32,267,593	$26,552,481
Sewage treatment services and others	1,348,055	1,942,326	2,296,881
Total revenues	29,765,205	34,209,919	28,849,362

Sewage treatment systems	17,779,226	21,630,216	17,170,669
Sewage treatment services and others	739,502	1,194,817	1,425,538
Total cost of revenues	18,518,728	22,825,033	18,596,207

Total gross profit	11,246,477	11,384,886	10,253,155

Less:
Selling expense	108,637	106,147	164,583
Depreciation expense	148,280	165,683	207,980
Salary expense	255,049	991,037	1,158,607
Rent	124,753	214,701	292,215
Professional fee	1,296,218	679,438	1,049,378
Other general and administrative expense	340,157	623,660	442,332
Research and development expense	61,786	80,948	112,668
Stock-based compensation	454,250	—
Provision for (recovery from) credit loss, net	6,459,240	(88,221)	471,454
Other income (expense), net	129,782	183,559	(41,814)
Income before income taxes	1,868,325	8,427,934	6,395,752
Income taxes expenses	462,043	1,403,880	1,152,963
Net income	$1,406,282	$7,024,054	$5,242,789